Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits
Schedule of defined benefits plan

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2019	2018	2017
Present value of unfunded obligations	$487,810	302,818	252,965
Present value of funded obligations	148,392	197,254	259,245
Total present value of benefit obligations ("PBO")	636,202	500,072	512,210
Plan assets at fair value	(148,392)	(197,254)	(259,245)
Projected liability, net	$487,810	302,818	252,965

Schedule of composition and return of plan assets

i. Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2019	2018	2017	2019	2018	2017
Fixed income securities	12.67%	5.10%	7.18%	62%	67%	61%
Variable income securities	15.65%	(10.95)%	12.78%	38%	33%	39%
Total				100%	100%	100%

Schedule of movements in the present value of defined benefit obligations (PBO)

ii. Movements in the present value of PBO

	2019	2018	2017
PBO as of January 1	$500,072	462,986	462,554
Benefits paid by the plan	(54,932)	(38,393)	(32,940)
Service cost	30,108	28,084	28,968
Interest cost	50,421	41,410	40,170
Actuarial (gains) losses recognized in other comprehensive income	110,533	494	13,458
Past service cost – plan amendments	—	5,491	—
PBO as of December 31	$636,202	500,072	512,210

Schedule of movements in the fair value of plan assets

iii. Movements in the fair value of plan assets

	2019	2018	2017
Plan assets at fair value as of January 1	$197,247	259,245	267,535
Transfer of assets to fund defined contribution benefit plan	(39,079)	(38,327)	(10,664)
Benefits paid by the plan	(32,027)	(16,772)	(17,049)
Expected return on plan assets	19,615	23,244	23,342
Actuarial losses in other comprehensive income	2,636	(30,136)	(3,919)
Fair value of plan assets as of December 31	$148,392	197,254	259,245

Schedule of expense recognized in profit and loss	iv. Expense recognized in profit and loss

	2019	2018	2017
Current service cost	$30,108	28,084	28,968
Interest cost, net	30,806	18,166	16,828
	$60,914	46,250	45,796

Schedule of actuarial gains and (losses)

v. Actuarial gains and (losses)

	2019	2018	2017
Amount accumulated as of January, 1	$(171,247)	(140,617)	(123,240)
Recognized during the year	(107,897)	(30,630)	(17,377)
Amount accumulated as of December, 31	$(279,144)	(171,247)	(140,617)

Schedule of actuarial assumptions

vi. Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2019	2018	2017
Discount rate as of December, 31	8.75%	10.50%	9.25%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

Schedule of historical information

vii. Historical information

	December 31,
	2019	2018	2017
Present value of defined benefit obligation	$636,202	500,072	512,210
Plan assets at fair value	(148,392)	(197,254)	(259,245)
Plan deficit	$487,810	302,818	252,965
Experience adjustments arising from plan liabilities	$(110,533)	(494)	(13,458)
Experience adjustments arising from plan assets	$2,636	(30,136)	(3,919)

Schedule of sensitivity analysis of the defined benefits obligations

viii. Sensitivity analysis of the defined benefits obligations as of December 31, 2019, 2018 and 2017

	Pension	Seniority	Constructive	Total
2019	plan	premium	obligation	PBO
Discount rate 8.75%	$(442,133)	(173,401)	(20,668)	(636,202)
Rate increase (+ 1%)	$(434,134)	(170,812)	(20,490)	(625,436)
Rate decrease (- 1%)	$(450,391)	(176,067)	(20,852)	(647,310)

2018	Pension	Seniority	Constructive	Total
	plan	premium	obligation	PBO
Discount rate 10.50%	$(358,635)	(119,973)	(21,464)	(500,072)
Rate increase (+ 1%)	$(313,585)	(109,872)	(20,258)	(443,715)
Rate decrease (- 1%)	$(364,699)	(121,572)	(21,649)	(507,920)

2017	Pension	Seniority	Constructive	Total
	plan	premium	obligation	PBO
Discount rate 9.25%	$(343,485)	(99,735)	(68,990)	(512,210)
Rate increase (+ 1%)	$(314,460)	(94,308)	(65,113)	(473,881)
Rate decrease (- 1%)	$(377,114)	(105,810)	(73,338)	(556,262)

Schedule of expected cash flows	ix. Expected cash flows

Total
2020‑2030	$608,911